Acquisitions (Details 7) (Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member], CNY)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member]
Revenues, The amount attributable to Xiaoxiao in the Group's consolidated statements of income for the year ended June 30, 2013	19,895,140
Revenues, Supplemental Pro forma	206,170,381	211,332,417
Net income, The amount attributable to Xiaoxiao in the Group's consolidated statements of income for the year ended June 30, 2013	3,455,886
Net income, Supplemental Pro forma	20,164,479	21,518,413